Revenue and Customers	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue and Customers	Note 10—Revenue and Customers
Contract Balances
Accounts receivable are recognized when the right to consideration becomes unconditional based upon contractual billing schedules. Payment terms on invoiced amounts typically range from 30 to 60 days. Current contract asset and liability balances are included in “Prepaid expenses and other current assets” and “Other current liabilities,” respectively, and noncurrent contract assets and liabilities are included in “Other assets” and “Other liabilities,” respectively, on our Condensed Consolidated Balance Sheets.

	Successor	Predecessor
	September 30, 2021	December 31, 2020
Current contract assets	$4,143	$10,687
Noncurrent contract assets	—	3,174

Total contract assets	4,143	13,861

Current contract liabilities (deferred revenue)	(13,025)	(34,990)
Noncurrent contract liabilities (deferred revenue)	(4,466)	(24,896)

Total contract liabilities	$(17,491)	$(59,886)

Significant changes in the remaining performance obligation contract assets and the contract liabilities balances for the nine months ended September 30, 2021 and 2020 are as follows:
Customer Contract Intangible Assets
Upon emergence
from the Chapter 11 Cases, the Company recognized a fair value adjustment of $113.4 million related to intangible assets for certain favorable customer contracts. These intangible assets will be amortized as a reduction of contract drilling services revenue from the Effective Date through the remainder of the contracts, approximately 18 months and 32 months, respectively. As of
September
 30, 2021, the net carrying amount was $76.3 million, $113.4 million gross less $37.1 million accumulated amortization. The expected remaining amortization is as follows: $14.4 million for the three
-month
period ending December 31, 2021 and $43.5 million and $18.4 million for the years ending December 31, 2022 and 2023, respectively. We assess the recoverability of the unamortized balance when indicators of impairment are present. Should the review indicate that the carrying value is not fully recoverable, the portion not fully recoverable would be recognized as an impairment loss.
We considered the events surrounding Hurricane Ida and the
Noble Globetrotter II
, including the associated force majeure notice and the need for the rig to go into the shipyard, to be a triggering event. After the Company’s review, we determined the carrying value of the related customer contract intangible was recoverable and no impairment loss was recognized.
Transaction Price Allocated to the Remaining Performance Obligations
The following table reflects revenue expected to be recognized in the future related to unsatisfied performance obligations, by rig type, as of September 30, 2021:

(1)	Represents a three-month period beginning October 1, 2021.
The revenue included above consists of expected mobilization, demobilization, and upgrade revenue for unsatisfied performance obligations. The amounts are derived from the specific terms within drilling contracts that contain such provisions, and the expected timing for recognition of such revenue is based on the estimated start date and duration of each respective contract based on information known at September 30, 2021. The actual timing of recognition of such amounts may vary due to factors outside of our control. We have taken the optional exemption, permitted by accounting standards, to exclude disclosure of the estimated transaction price related to the variable portion of unsatisfied performance obligations at the end of the reporting period, as our transaction price is based on a single performance obligation consisting of a series of distinct hourly, or more frequent, periods, the variability of which will be resolved at the time of the future services.
Disaggregation of Revenue
The following table provides information about contract drilling revenue by rig types:

	Successor	Predecessor
	Three Months Ended September 30, 2021	Three Months Ended September 30, 2020

Floaters	$158,313	$127,286
Jackups	72,841	99,764

Total	$231,154	$227,050

	Successor	Predecessor
	Period From February 6, 2021 through September 30, 2021	Period From January 1, 2021 through February 5, 2021	Nine Months Ended September 30, 2020
Floaters	$349,634	$50,057	$367,304
Jackups	166,046	23,994	347,251

Total	$515,680	$74,051	$714,555

Note 10—Revenue and Customers
Contract Balances
Accounts receivable are recognized when the right to consideration becomes unconditional based upon contractual billing schedules. Payment terms on invoiced amounts are typically 30 days. Current contract asset and liability balances are included in “Prepaid expenses and other current assets” and “Other current liabilities,” respectively, and noncurrent contract assets and liabilities are included in “Other assets” and “Other liabilities,” respectively, on our Consolidated Balance Sheets.
The following table provides information about contract assets and contract liabilities from contracts with customers:

	December 31, 2020	December 31, 2019
Current contract assets	$10,687	$21,292
Noncurrent contract assets	3,174	9,508

Total contract assets	13,861	30,800

Current contract liabilities (deferred revenue)	(34,990)	(34,196)
Noncurrent contract liabilities (deferred revenue)	(24,896)	(30,859)

Total contract liabilities	$(59,886)	$(65,055)

	Contract Assets	Contract Liabilities
Net balance at December 31, 2018	$47,664	$(80,753)
Amortization of deferred costs	(39,936)	—
Additions to deferred costs	23,072	—
Amortization of deferred revenue	—	65,312
Additions to deferred revenue	—	(49,614)

Total	(16,864)	15,698

Net balance at December 31, 2019	$30,800	$(65,055)
Amortization of deferred costs	(27,043)	—
Additions to deferred costs	10,104	—
Amortization of deferred revenue	—	57,915
Additions to deferred revenue	—	(52,746)

Total	(16,939)	5,169

Net balance at December 31, 2020	$13,861	$(59,886)

Contract Costs
Certain direct and incremental costs incurred for upfront preparation, initial rig mobilization and modifications are costs of fulfilling a contract and are recoverable. These recoverable costs are deferred and amortized ratably to contract drilling expense as services are rendered over the initial term of the related drilling contract. Certain of our contracts include capital rig enhancements used to satisfy our performance obligations. These capital items are capitalized and depreciated in accordance with our existing property and equipment accounting policy.
Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization process. Costs incurred for rig modifications or upgrades required for a contract, which are considered to be capital improvements, are capitalized as drilling and other property and equipment and depreciated over the estimated useful life of the improvement.
Transaction Price Allocated to the Remaining Performance Obligations
The following table reflects revenue expected to be recognized in the future related to unsatisfied performance obligations, by rig type, at the end of the reporting period:

	Year Ending December 31,
	2021	2022	2023	2024	2025 and beyond	Total
Floaters	$27,005	$13,487	$9,199	$915	$—	$50,606
Jackups	7,539	1,741	—	—	—	9,280

Total	$34,544	$15,228	$9,199	$915	$—	$59,886

The revenue included above consists of expected mobilization, demobilization, and upgrade revenue for unsatisfied performance obligations. The amounts are derived from the specific terms within drilling contracts that contain such provisions, and the expected timing for recognition of such revenue is based on the estimated start date and duration of each respective contract based on information known at December 31, 2020. The actual timing of recognition of such amounts may vary due to factors outside of our control. We have taken the optional exemption, permitted by accounting standards, to exclude disclosure of the estimated transaction price related to the variable portion of unsatisfied performance obligations at the end of the reporting period, as our transaction price is based on a single performance obligation consisting of a series of distinct hourly, or more frequent, periods, the variability of which will be resolved at the time of the future services.
Disaggregation of Revenue
The following table provides information about contract drilling revenue by rig types:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Floaters (1)	491,407	727,177
Jackups	417,829	518,881

Total (1)	909,236	1,246,058

(1)
Includes the impact of the
Noble Bully II
contract buyout during the year ended December 31, 2019. Exclusive of this item, revenue for the year ended December 31, 2019 would have been $560,319 for floaters and $1,079,200 for total rigs.